Vanguard Dividend Appreciation Index Fund

Schedule of Investments (unaudited)
As of October 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)
Basic Materials (2.8%)
Air Products & Chemicals Inc.	1,523,991	420,987
Ecolab Inc.	1,990,355	365,409
Fastenal Co.	3,965,363	171,423
Nucor Corp.	2,079,864	99,334
Celanese Corp. Class A	826,015	93,761
^ International Flavors & Fragrances Inc.	737,857	75,748
Albemarle Corp.	732,555	68,281
Westlake Chemical Corp.	885,736	59,894
Scotts Miracle -Gro Co.	383,566	57,554
Royal Gold Inc.	452,216	53,728
Ashland Global Holdings Inc.	415,394	28,982
Quaker Chemical Corp.	122,332	23,340
Balchem Corp.	222,309	22,220
Sensient Technologies Corp.	292,106	19,113
Stepan Co.	155,540	18,111
Hawkins Inc.	73,484	3,432
		1,581,317
Consumer Discretionary (22.6%)
Walmart Inc.	18,541,999	2,572,702
Home Depot Inc.	7,532,902	2,009,100
Walt Disney Co.	12,468,199	1,511,769
McDonald's Corp.	5,147,844	1,096,491
Costco Wholesale Corp.	3,050,582	1,090,949
NIKE Inc. Class B	8,579,489	1,030,225
Lowe's Cos. Inc.	5,293,058	836,833
Target Corp.	3,499,792	532,738
TJX Cos. Inc.	8,309,335	422,114
Estee Lauder Cos. Inc. Class A	1,535,662	337,324
Ross Stores Inc.	2,479,058	211,141
Marriott International Inc. Class A	2,239,577	208,012
Best Buy Co. Inc.	1,787,653	199,413
VF Corp.	2,725,091	183,126
Rollins Inc.	2,264,335	130,992
Genuine Parts Co.	1,004,505	90,837
Hasbro Inc.	946,210	78,271
Williams-Sonoma Inc.	534,330	48,736
Polaris Inc.	424,684	38,587
Columbia Sportswear Co.	464,831	34,672
Wendy's Co.	1,538,335	33,613
Aaron's Holdings Co. Inc.	460,847	24,084
John Wiley & Sons Inc. Class A	324,707	10,053
Monro Inc.	229,823	9,666
Matthews International Corp. Class A	215,991	4,715
		12,746,163

Consumer Staples (10.3%)
Procter & Gamble Co.	17,052,945	2,337,959
PepsiCo Inc.	9,595,748	1,279,017
Colgate-Palmolive Co.	5,904,940	465,841
Sysco Corp.	3,511,924	194,244
McKesson Corp.	1,222,683	180,333
Hormel Foods Corp.	3,691,924	179,760
Clorox Co.	863,627	178,987
McCormick & Co. Inc.	853,379	154,043
Church & Dwight Co. Inc.	1,695,991	149,909
Brown-Forman Corp. Class B	2,132,564	148,661
Kroger Co.	4,527,083	145,817
Hershey Co.	1,022,916	140,610
AmerisourceBergen Corp. Class A	1,422,137	136,625
Casey's General Stores Inc.	254,649	42,926
Lancaster Colony Corp.	189,855	31,542
WD-40 Co.	94,432	22,983
J&J Snack Foods Corp.	130,372	17,675
^ Tootsie Roll Industries Inc.	275,689	8,238
Andersons Inc.	226,537	4,914
		5,820,084
Financials (7.8%)
BlackRock Inc.	1,069,300	640,735
S&P Global Inc.	1,683,605	543,350
Chubb Ltd.	3,121,431	405,505
Marsh & McLennan Cos. Inc.	3,479,878	360,028
Moody's Corp.	1,293,793	340,138
Travelers Cos. Inc.	1,761,924	212,682
T. Rowe Price Group Inc.	1,630,473	206,516
Aflac Inc.	4,992,098	169,482
MarketAxess Holdings Inc.	261,995	141,176
Ameriprise Financial Inc.	851,279	136,911
Broadridge Financial Solutions Inc.	792,930	109,107
Brown & Brown Inc.	1,941,955	84,494
FactSet Research Systems Inc.	261,550	80,165
Cincinnati Financial Corp.	1,124,078	79,517
W R Berkley Corp.	1,267,711	76,215
Erie Indemnity Co. Class A	318,623	74,198
Raymond James Financial Inc.	962,965	73,609
Globe Life Inc.	741,841	60,156
RenaissanceRe Holdings Ltd.	351,268	56,807
Assurant Inc.	412,565	51,311
SEI Investments Co.	1,034,373	50,839
Commerce Bancshares Inc.	776,814	48,357
American Financial Group Inc.	623,127	46,697
Reinsurance Group of America Inc.	431,614	43,602
Prosperity Bancshares Inc.	653,196	35,998
Cullen/Frost Bankers Inc.	431,857	30,347
BOK Financial Corp.	487,099	28,612
RLI Corp.	309,662	26,848
Hanover Insurance Group Inc.	265,155	25,365
Axis Capital Holdings Ltd.	579,355	24,733
UMB Financial Corp.	340,879	20,749
Community Bank System Inc.	357,190	20,713
Cohen & Steers Inc.	329,236	18,539
American Equity Investment Life Holding Co.	630,169	15,641
International Bancshares Corp.	450,011	12,456

BancFirst Corp.	225,832	10,038
Westamerica BanCorp	186,968	9,792
Horace Mann Educators Corp.	284,524	9,648
Stock Yards Bancorp Inc.	156,323	5,975
1st Source Corp.	176,263	5,903
Tompkins Financial Corp.	103,211	5,779
First Financial Corp.	94,561	3,283
Bank of Marin Bancorp	93,736	2,825
First of Long Island Corp.	166,883	2,575
		4,407,416
Health Care (14.9%)
Johnson & Johnson	14,846,605	2,035,618
UnitedHealth Group Inc.	6,550,506	1,998,821
Abbott Laboratories	12,177,598	1,279,987
Medtronic plc	9,254,720	930,747
Bristol-Myers Squibb Co.	15,590,203	911,247
Stryker Corp.	2,587,032	522,606
Becton Dickinson and Co.	1,872,660	432,828
West Pharmaceutical Services Inc.	509,998	138,755
Chemed Corp.	111,045	53,115
Perrigo Co. plc	939,105	41,199
Ensign Group Inc.	369,655	21,751
Atrion Corp.	12,871	7,738
National HealthCare Corp.	105,877	6,702
		8,381,114
Industrials (20.5%)
Visa Inc. Class A	10,539,640	1,915,158
Accenture plc Class A	4,385,368	951,230
Union Pacific Corp.	4,766,767	844,623
Lockheed Martin Corp.	1,947,097	681,737
Caterpillar Inc.	3,798,361	596,533
Raytheon Technologies Corp.	10,749,031	583,887
Automatic Data Processing Inc.	2,981,810	471,007
FedEx Corp.	1,803,372	467,921
Sherwin-Williams Co.	636,955	438,212
Illinois Tool Works Inc.	2,202,202	431,367
CSX Corp.	5,342,625	421,747
Northrop Grumman Corp.	1,157,566	335,486
Emerson Electric Co.	4,224,239	273,688
General Dynamics Corp.	1,999,573	262,604
Cummins Inc.	1,037,990	228,244
Cintas Corp.	716,685	225,433
PPG Industries Inc.	1,628,630	211,266
Rockwell Automation Inc.	802,265	190,233
Stanley Black & Decker Inc.	1,063,439	176,744
WW Grainger Inc.	370,587	129,713
Dover Corp.	997,173	110,397
Expeditors International of Washington Inc.	1,173,038	103,661
IDEX Corp.	526,618	89,730
JB Hunt Transport Services Inc.	736,417	89,651
CH Robinson Worldwide Inc.	932,299	82,443
Jack Henry & Associates Inc.	530,377	78,628
Nordson Corp.	399,036	77,186
RPM International Inc.	897,424	75,985
Lennox International Inc.	266,888	72,503
Graco Inc.	1,160,982	71,865

Toro Co.	741,666	60,891
Snap-on Inc.	378,119	59,565
Hubbell Inc. Class B	375,428	54,629
AptarGroup Inc.	443,376	50,585
A O Smith Corp.	937,664	48,468
Carlisle Cos. Inc.	385,740	47,782
Lincoln Electric Holdings Inc.	416,220	42,379
Donaldson Co. Inc.	872,798	41,458
Robert Half International Inc.	794,087	40,252
HEICO Corp.	373,521	39,238
ITT Inc.	605,515	36,640
MSA Safety Inc.	267,985	35,353
Sonoco Products Co.	690,351	33,751
MDU Resources Group Inc.	1,382,192	32,841
Regal Beloit Corp.	280,404	27,662
Silgan Holdings Inc.	763,984	26,319
Franklin Electric Co. Inc.	320,307	19,132
Applied Industrial Technologies Inc.	266,979	16,299
HB Fuller Co.	354,831	16,056
ABM Industries Inc.	460,905	16,003
Hillenbrand Inc.	515,874	15,089
Badger Meter Inc.	200,915	14,735
Brady Corp. Class A	343,275	12,948
McGrath RentCorp	167,618	9,568
Lindsay Corp.	74,599	7,855
Tennant Co.	126,653	7,551
Gorman-Rupp Co.	180,388	5,601
Cass Information Systems Inc.	100,579	3,945
		11,511,477
Technology (12.1%)
Microsoft Corp.	12,323,882	2,495,216
Oracle Corp.	22,151,255	1,242,907
QUALCOMM Inc.	7,893,927	973,795
Texas Instruments Inc.	6,450,157	932,628
Analog Devices Inc.	2,542,756	301,393
Roper Technologies Inc.	732,861	272,141
KLA Corp.	1,082,318	213,411
Xilinx Inc.	1,717,871	203,894
Microchip Technology Inc.	1,654,035	173,806
		6,809,191
Telecommunications (2.8%)
Comcast Corp. Class A	31,377,448	1,325,384
L3Harris Technologies Inc.	1,526,708	245,968
Telephone and Data Systems Inc.	742,669	12,625
		1,583,977
Utilities (5.8%)
NextEra Energy Inc.	13,506,900	988,840
Waste Management Inc.	2,933,280	316,530
American Electric Power Co. Inc.	3,412,237	306,863
Xcel Energy Inc.	3,623,774	253,773
WEC Energy Group Inc.	2,177,814	218,979
Eversource Energy	2,278,001	198,801
Republic Services Inc. Class A	2,203,855	194,314
American Water Works Co. Inc.	1,249,573	188,073
CMS Energy Corp.	1,963,115	124,324
Alliant Energy Corp.	1,693,409	93,612

	Atmos Energy Corp.			845,019	77,463
	Essential Utilities Inc.			1,540,832	63,482
	UGI Corp.			1,443,633	46,687
	Southwest Gas Holdings Inc.			376,682	24,756
	Black Hills Corp.			432,643	24,514
	Portland General Electric Co.			616,638	24,234
	New Jersey Resources Corp.			658,921	19,227
	American States Water Co.			254,080	18,977
	MGE Energy Inc.			238,896	15,533
	California Water Service Group			334,714	14,918
	SJW Group			196,456	11,923
	Chesapeake Utilities Corp.			113,168	11,001
	Northwest Natural Holding Co.			210,189	9,341
	Middlesex Water Co.			120,450	7,726
	York Water Co.			89,643	3,787
					3,257,678
Total Common Stocks (Cost $40,667,920)					56,098,417
		Coupon
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
1,2 Vanguard Market Liquidity Fund		0.112%		1,744,655	174,466

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
3	United States Cash Management Bill	0.115%	2/16/21	4,000	3,999
3	United States Treasury Bill	0.095%	1/28/21	4,492	4,491
3	United States Treasury Bill	0.145%	12/15/20	5,200	5,199
					13,689
Total Temporary Cash Investments (Cost $188,115)					188,155
Total Investments (99.9%) (Cost $40,856,035)					56,286,572
Other Assets and Liabilities—Net (0.1%)					45,857
Net Assets (100%)					56,332,429
Cost is in $000.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $19,326,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $19,877,000 was received for securities on loan.
3 Securities with a value of $8,260,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
						($000)
						Value and
				Number of		Unrealized
				Long (Short)	Notional	Appreciation
			Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index		December 2020		740	120,794	(2,637)

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Visa Inc. Class A	9/2/21	BOANA	(88,987)	0.048	—	(8,129)
Kroger Co.	2/2/21	GSI	(33,980)	0.147	—	(1,772)
					—	(9,901)

1 Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
BOANA —Bank of America, N.A.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at t he latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of vari ation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

D. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
October 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	56,098,417	—	—	56,098,417
Temporary Cash Investments	174,466	13,689	—	188,155
Total	56,272,883	13,689	—	56,286,572
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	1,287	—	—	1,287
Swap Contracts	—	9,901	—	9,901
Total	1,287	9,901	—	11,188
1 Represents variation margin on the last day of the reporting period.